AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 30, 1998.

                                                                FILE NO. 33-8982
                                                                ICA NO. 811-4852

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                        PRE-EFFECTIVE AMENDMENT NO. _____          [_]


                       POST-EFFECTIVE AMENDMENT NO. 38             [X]
                                       AND

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940              [X]


                                AMENDMENT NO. 39


                             THE VICTORY PORTFOLIOS
           (EXACT NAME OF REGISTRANT AS SPECIFIED IN TRUST INSTRUMENT)

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                                 (800) 362-5365
                        (AREA CODE AND TELEPHONE NUMBER)

                                    COPY TO:

MICHAEL SULLIVAN                             CARL FRISCHLING, ESQ.
BISYS FUND SERVICES                          KRAMER, LEVIN, NAFTALIS & FRANKEL
3435 STELZER ROAD                            919 THIRD AVENUE
COLUMBUS, OHIO 43219                         NEW YORK,NEW YORK 10022
(NAME AND ADDRESS OF AGENT FOR SERVICE)



IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

[ ]   IMMEDIATELY UPON FILING PURSUANT TO     [ ] ON (DATE) PURSUANT
      PARAGRAPH (b)                               TO PARAGRAPH (b)

[ ]   60 DAYS AFTER FILING PURSUANT TO        [X] ON JUNE 1, 1998 PURSUANT TO
      PARAGRAPH (a)(1)                            PARAGRAPH (a)(1)

[ ]   75 DAYS AFTER FILING PURSUANT TO        [ ] ON (DATE) PURSUANT TO
      PARAGRAPH (a)(2)                            PARAGRAPH (a)(2) OF RULE 485.


IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST- EFFECTIVE AMENDMENT.

THE VICTORY PORTFOLIOS

                              CROSS-REFERENCE SHEET

                             THE VICTORY PORTFOLIOS



Item Number
 Form N-1A
    Part A                                          Prospectus Caption
    ------                                          ------------------

The Registrant has filed the information required in the prospectus of the Balanced Fund, Diversified Stock Fund, Value Fund, Stock Index Fund, Ohio
Regional  Stock Fund,  Growth Fund,  Special  Value Fund,  Special  Growth Fund,
International Growth Fund, and Real Estate Investment Fund in the definitive filing of the combined prospectus pursuant to Rule 497(c) of the Securities Act of 1933 on March 9, 1998 (accession number 0000922423-98-000292) and such prospectus is hereby incorporated by reference.

1.     Cover Page                                   Cover Page; Introduction

2.     Synopsis                                     Fund Expenses

3.     Condensed Financial Information              Financial Highlights

4.     General Description of Registrant            Introduction; Investment Objective, Policies and
                                                    Strategies; Risk Factors; Investment Limitations;
                                                    Additional Information

5.     Management of the Fund                       Organization and Management of the Fund

5.A.   Management's Discussion of Fund              Investment Performance
       Performance

6.     Capital Stock and Other Securities           INVESTING WITH VICTORY; How to Purchase
                                                    Shares; How to Exchange Shares; How to Redeem
                                                    Shares; Dividends, Distributions and Taxes;
                                                    Organization and   Management of the Funds;
                                                    Additional Information; Other Securities and
                                                    Investment Practices

7.     Purchase of Securities Being Offered         How to Purchase Shares; How to Exchange Shares

8.     Redemption or Repurchase                     How to Exchange Shares; How to Redeem Shares

9.     Pending Legal Proceedings                    Inapplicable


THE VICTORY PORTFOLIOS



                              CROSS REFERENCE SHEET

                             THE VICTORY PORTFOLIOS

Item Number
 Form N-1A                                                    Statement of Additional
  Part B                                                      Information Caption
  ------                                                      -------------------

The Registrant has filed the information required in the statement of additional information in the definitive filing of the combined Statement of Additional
Information  pursuant to Rule 497(c) of the  Securities  Act of 1933 on March 9,
1998 (accession  number  0000922423-98-000292)  and such Statement of Additional
Information is hereby incorporated by reference.



10.      Cover Page                                           Cover Page

11.      Table of Contents                                    Table of Contents

12.      General Information and History                      Additional Information

13.      Investment Objectives and Policies                   Investment Objectives and Investment Policies and
                                                              Limitations

14.      Management of the Fund                               Trustees and Officers

15.      Control Persons and Principal                        Additional Information
         Holders of Securities

16.      Investment Advisory and Other                        Advisory and Other Contracts
         Services

17.      Brokerage Allocation and Other Practices             Advisory and Other Contracts

18.      Capital Stock and Other Securities                   Valuation of Portfolio Securities for the Money
                                                              Market Funds; Valuation of Portfolio Securities for
                                                              the Taxable Bond Funds and the Tax-Free Bond
                                                              Funds; Additional Purchase, Exchange and
                                                              Redemption Information; Additional Information


19.      Purchase, Redemption and Pricing                     Valuation of Portfolio Securities for the Money
         of Securities Being Offered                          Market Funds; Valuation of Portfolio Securities
                                                              for the Taxable Bond Funds and the Tax-Free
                                                              Bond Funds; Additional Purchase, Exchange and
                                                              Redemption Information;   Performance of the
                                                              Money Market Funds; Performance of the Non-
                                                              Money Market Funds; Additional Information



THE VICTORY PORTFOLIOS



20.      Tax Status                                           Dividends and Distributions; Taxes

21.      Underwriters                                         Advisory and Other Contracts

21.      Calculation of Performance Data                      Performance of the Money Market Funds;
                                                              Performance of the Non-Money Market Funds;
                                                              Additional Information

22.      Financial Statements



Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                             THE VICTORY PORTFOLIOS

                                  BALANCED FUND
                             DIVERSIFIED STOCK FUND
                                   VALUE FUND
                                STOCK INDEX FUND
                            OHIO REGIONAL STOCK FUND
                                   GROWTH FUND
                               SPECIAL VALUE FUND
                               SPECIAL GROWTH FUND
                            INTERNATIONAL GROWTH FUND
                           REAL ESTATE INVESTMENT FUND

                  SUPPLEMENT TO PROSPECTUS DATED MARCH 1, 1998

The Prospectus is supplemented as follows:

1.       The date of the Prospectus is June 1, 1998

2.       INTERNATIONAL GROWTH FUND:

PORTFOLIO MANAGEMENT

         Manager of Managers. Key Asset Management Inc. ("KAM"), the investment adviser, serves as a Manager of Managers of the Victory International Growth Fund ("International Growth Fund"). That is, KAM may select one or more subadvisers to manage the International Growth Fund's assets. KAM evaluates each subadviser's skills, investment styles and strategies in light of KAM's analysis of the international securities markets. Under its Advisory Agreement with the Victory Portfolios, KAM oversees the investment advisory services that a subadviser provides to the International Growth Fund. If KAM engages more than one subadviser, KAM may reallocate assets among subadvisers when it believes it is appropriate. KAM provides investment advice with respect to short-term debt securities. KAM has the ultimate responsibility for the International Growth Fund's investment performance because it is responsible for overseeing all subadvisers and recommending to the Fund's Board of Trustees that it hire, terminate or replace a particular subadviser.

         The Victory Portfolios and KAM have obtained an order from the Securities and Exchange Commission that allows KAM to serve as a Manager of Managers. The order lets KAM, subject to certain conditions, select new subadvisers with the approval of the Victory Portfolios' Board of Trustees, without obtaining shareholder approval. The order also allows KAM to change the terms of agreements with the subadvisers or to keep a subadviser even if certain events would otherwise require that a subadvisory agreement terminate. The Victory Portfolios will notify shareholders of any subadviser change. Shareholders, however, also have the right to terminate an agreement with a particular subadviser. If KAM hires more than one subadviser, the order also allows the International Growth Fund to disclose only the aggregate amount of fees paid to all subadvisers.

         Indocam International Investment Services, S.A. ("IIIS"), KAM has entered into a Portfolio Management Agreement with Indocam International Investment Services, S.A. a French corporation located in Paris, France. IIIS serves as subadviser for all of the International Growth Fund's assets (other than short-term debt instruments). IIIS is the global asset management component of the Credit Agricole banking and financial services group. As of December 31, 1997, Indocam managed approximately $124 billion for its clients.

         Eric Taze-Bernard, Ayaz Ebrahim, Didier Le Conte, and Jean-Claude Kaltenbach will be directly responsible for the management of the Fund assuming the New Agreement is approved by shareholderes. Mr. Taze-Bernard, the lead portfolio manager, has been employed by IIIS (or its affiliates) since 1987 and curerntly is the Head of Strategy of Asset Allocation of IIIS. Mr. Ebrahim in the Director and Portfolio Manager of IIIS, Hong Kong. Mr. Ebrahim has been employed by IIIS (or its affiliates) since 1991. Mr. Le Conte is the Senior Portfolio Manager responsible for Eurpean Equities at IIIS and has been employed by IIIS (or its affilaites) since 1966. Mr. Kaltenbach is the Head of Equity Mangement at IIIS and has been employed by IIIS (or its affiliates) since 1994. Prior to his employment by IIIS, Mr. Kaltenbach was the Head of Asset Management at Union Europeenne de CIC since 1988.

         KAM, and not the International Growth Fund, pays IIIS a subadvisory fee equal, on an annual basis, to .55% of the International Growth Fund's average daily net assets.

                             THE VICTORY PORTFOLIOS

                            THE VICTORY BALANCED FUND
                       THE VICTORY DIVERSIFIED STOCK FUND
                       THE VICTORY FINANCIAL RESERVES FUND
                           THE VICTORY FUND FOR INCOME
                      THE VICTORY GOVERNMENT MORTGAGE FUND
                             THE VICTORY GROWTH FUND
                   THE VICTORY INSTITUTIONAL MONEY MARKET FUND
                      THE VICTORY INTERMEDIATE INCOME FUND
                      THE VICTORY INTERNATIONAL GROWTH FUND
                    THE VICTORY INVESTMENT QUALITY BOND FUND
                           THE VICTORY LAKEFRONT FUND
                      THE VICTORY LIMITED TERM INCOME FUND
                    THE VICTORY NATIONAL MUNICIPAL BOND FUND
                       THE VICTORY NEW YORK TAX-FREE FUND
                      THE VICTORY OHIO MUNICIPAL BOND FUND
                  THE VICTORY OHIO MUNICIPAL MONEY MARKET FUND
                      THE VICTORY OHIO REGIONAL STOCK FUND
                       THE VICTORY PRIME OBLIGATIONS FUND
                     THE VICTORY REAL ESTATE INVESTMENT FUND
                         THE VICTORY SPECIAL GROWTH FUND
                         THE VICTORY SPECIAL VALUE FUND
                          THE VICTORY STOCK INDEX FUND
                     THE VICTORY TAX-FREE MONEY MARKET FUND
                  THE VICTORY U.S. GOVERNMENT OBLIGATIONS FUND
                             THE VICTORY VALUE FUND

      SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 1998

The Statement of Additional Information is supplemented as follows:

1. The date of the Statement of Additional Information is June 1, 1998.

2.       INTERNATIONAL GROWTH FUND:

         Indocam International Investment Services, S.A. ("IIIS") acts as subadviser to the International Growth Portfolio under a Portfolio Management Agreement with KAM dated ___________, 1998. The Board of Trustees of the Victory Portfolios, including a majority of the Trustees who are not interested persons of KAM of IIIS, approved the Portfolio Management Agreement on February 20, 1998. The Portfolio Management Agreement will terminate automatically in the event of its assignment. In addition, the Portfolio Management Agreement is terminable at any time, without penalty, by the Board of Trustees, by KAM or by vote of a majority of the International Growth Fund's outstanding voting securities on 60 days' written notice to KAM. Unless sooner terminated, the Portfolio

Management Agreement shall continue in effect from year to year if approved at least annually by the Board of Trustees, including a majority of the Trustees who are not interested persons of KAM or IIIS, cast in person at a meeting called for the purpose of voting on the Portfolio Management Agreement.

         IIIS is a registered investment adviser with the Securities and Exchange Commission. As of December 31, 1997, IIIS and its affiliates managed approximately $124 billion for its clients. IIIS also serves as investment adviser to the France Growth Fund and subadviser to the BNY Hamilton International Equity Fund and the John Hancock European Equity Fund.

THE VICTORY PORTFOLIOS



                             Registration Statement
                                       of
                             THE VICTORY PORTFOLIOS
                                       on
                                    Form N-1A


PART C.    OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

     (a)    Financial Statements:

            Included in Part A:

            Condensed Financial  Information.

            Included in Part B:


           Financial Statements and the Reports thereon for The Victory Portfolios for the fiscal year ended October 31, 1997, included in the Annual Report to Shareholders and Financial Statements and the Reports thereon for the Victory Portfolios, with respect to Institutional Money Market Fund, for the fiscal year ended October 31, 1997, included in the Annual Report to Shareholders are incorporated herein by reference in the Statement of Additional Information from the Rule 30-D filing made by the Registrant on December 24, 1997 (accession number 0000906197-97- 000068) and on
           December   29,   1997   (accession   number    0000906197-97-000074),
           respectively.


         (b)  Exhibits:

EX-99.B1      Delaware Trust Instrument dated December 6, 1995, as amended. (10)

EX-99.B2      By-Laws adopted December 6, 1995. (1)

EX-99.B3      None.

EX-99.B4      None.

EX-99.B5  (a)  Investment  Advisory Agreement dated as of March 1, 1997, between the Registrant and Key Asset Management Inc. (7)

          (b)  Investment   Advisory   Agreement   between  the  Registrant  and
               Management  Inc.   regarding   Lakefront  Fund  and  Real  Estate
               Investment Fund. (7)

          (c)  Investment  Sub-Advisory  Agreement  between Key Asset Management
               Inc.  and  Lakefront  Capital   Investors,   Inc.  regarding  the
               Lakefront Fund. (7)

THE VICTORY PORTFOLIOS

          (d) Form of Investment Advisory Agreement between the Registrant and Key Asset Mangement Inc. regarding The Victory International Growth Fund. (11)

EX-99.B6  (a)  Distribution  Agreement dated June 1, 1996 between the Registrant and BISYS Fund Services Limited Partnership. (4)

          (b)  Form of Broker-Dealer Agreement. (2)

EX-99.B7       None.

EX-99.B8  (a)  Amended and Restated Mutual Fund Custody  Agreement dated May 24,
               1995 by and between the Registrant and Key Trust Company of Ohio, N.A. is incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed on August 28, 1995.

          (b) Custody Agreement dated May 31, 1996 between Morgan Stanley Trust Company and Key Trust Company of Ohio. (4)

EX-99.B9  (a)  Administration  Agreement  dated  October  1,  1997  between  the
               Registrant and BISYS Fund Services Limited Partnership. (10)

          (b) Sub-Administration Agreement dated October 1, 1997 between BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services and Key Asset Management Inc. (10)

          (c) Transfer Agency and Service Agreement dated July 12, 1996 between the Registrant and State Street Bank and Trust Company. (4)

          (d) Fund Accounting Agreement dated May 31, 1995 between the Registrant and BISYS Fund Services Ohio, Inc., and Schedule A thereto, are incorporated herein by reference to Exhibit (d) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed on August 28, 1995.

          (e)  Shareholder  Servicing  Plan  dated  June 5, 1995 with an amended
               Schedule I dated March 1, 1997. (5)

          (f)  Form of Shareholder Servicing Agreement. (1)

EX-99.B10 (a)  Opinion of Counsel was filed with  Registrant's Rule 24f-2 Notice in respect of the period ending October 31, 1996, submitted electronically on December 23, 1996, accession number 0000950152-96-006841.

THE VICTORY PORTFOLIOS

EX-99.B11 (a)  Consent of Kramer, Levin, Naftalis & Frankel . (11)

          (b)  Consent of Coopers & Lybrand L.L.P. (11)


EX-99.B12      None.

EX-99.B13 (a)  Purchase Agreement dated November 12, 1986 between Registrant and
               Physicians Insurance Company of Ohio is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 13, 1986.

          (b) Purchase Agreement dated October 15, 1989 is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

          (c) Purchase Agreement is incorporated herein by reference to Exhibit 13(c) to Post- Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

EX-99.B14      None.

EX-99.B15 (a)  Distribution  and Service Plan dated June 5, 1995 for The Victory
               Portfolios Class A Shares of Government Bond Fund, National Municipal Bond Fund, New York Tax-Free Fund, Fund for Income,
               Financial Reserves Fund, Institutional Money Market Fund, Ohio Municipal Money Market Fund Lakefront Fund and Real Estate Investment Fund with amended Schedule I dated March 1, 1997. (5)

          (b) Distribution Plan dated June 5, 1995 for Class B Shares of National Municipal Bond Fund, Government Bond Fund and New York Tax-Free Fund and adopted December 6, 1995 for Class B Shares of Balanced Fund, Diversified Stock Fund, International Growth Fund, Ohio Regional Stock Fund, Special Value Fund, Institutional Money Market Fund and U.S. Government Obligations Fund. (2)

EX-99.B16 (a)  Forms of computation of  performance  quotation are  incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A filed on December 23, 1994.

          (b) Forms of computation of performance quotation for the Balanced Fund, Diversified Stock Fund, International Growth Fund, Ohio Regional Stock Fund and Special Value Fund. (4)

THE VICTORY PORTFOLIOS

          (c) Forms of computation of performance quotation for the Lakefront Fund and U. S. Government Obligations Fund - Investor Class. (6)

          (d)  Computation  of   performance   quotation  for  the  Real  Estate
               Investment Fund. (8)

          (e)  Computation   of  performance   quotation  for  U.S.   Government
               Obligations Fund -Investor Shares. (10)


EX-99.B17      See EX-27.


EX-99.B18      Amended and Restated Rule 18f-3  Multi-Class Plan effective as of
               December 3, 1997. (10)

EX-99.B19 (a)  Powers of Attorney of Roger Noall and Frank A. Weil. (9)

          (b) Powers of Attorney of Leigh A. Wilson, Robert G. Brown, Edward P. Campbell, Harry Gazelle, Thomas F. Morrissey, H. Patrick Swygert and Eugene J. McDonald. (10)


EX-27          None


--------------------------------

(1) Filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.

(2) Filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A filed electronically on January 31, 1996, accession number 0000922423-96-000047.

(3) Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A filed electronically on February 28, 1996, accession number 0000922423-96- 0000106.

(4) Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed electronically on July 30, 1996, accession number 0000922423-96-000344.

(5) Filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A filed electronically on February 7, 1997, accession number 0000922423- 97-000066.

(6) Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed electronically on June 27, 1997, accession number 0000922423-97-000530.

(7) Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A filed electronically on December 12, 1997, accession number 0000922423-97-001015.

(8) Filed as an Exhibit to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A filed electronically on December 17, 1997, accession number 0000922423-98-001022.

(9) Filed as an Exhibit to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 filed electronically on February 3, 1998, accession number 0000922423-98-000095.

(10) Filed as an Exhibit to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed electronically on February 27, 1998, accession number 0000922423-98-000264.

(11) Filed herewith.

THE VICTORY PORTFOLIOS

Item 25. Persons Controlled by or under Common Control with Registrant.

         None.


Item 26. Number of Holders of Securities.

As of January 30, 1998 the number of record holders of each Fund of the Registrant were as follows:

                                                                 Number of
           Title of Fund                                      Record Holders
           -------------                                      --------------

           Balanced Fund
                  Class A Shares                                      1,399
                  Class B Shares                                        322

           Diversified Stock Fund
                  Class A Shares                                     13,420
                  Class B Shares                                      3,433

           Financial Reserves Fund                                      138

           Fund For Income                                            1,652

           Government Mortgage Fund                                     324

           Growth Fund                                                  529

           Intermediate Income Fund                                     338


           International Growth Fund

                  Class A Shares                                      1,375
                  Class B Shares                                         65


           Institutional Money Market Fund

                  Select Class Shares                                    27
                  Investor Class Shares                                  45

           Investment Quality Bond Fund                               2,429

           Lakefront Fund                                                69

THE VICTORY PORTFOLIOS

           Limited Term Income Fund                                     608

           National Municipal Bond Fund

                  Class A Shares                                      1,538
                  Class B Shares                                         75

           New York Tax-Free Fund

                  Class A Shares                                        564
                  Class B Shares                                        107

           Ohio Municipal Bond Fund                                     390

           Ohio Municipal Money Market Fund                             148

           Ohio Regional Stock Fund

                  Class A Shares                                      1,234
                  Class B Shares                                        119

           Prime Obligations Fund                                     1,274

           Real Estate Investment Fund                                  172

           Special Growth Fund                                          404

           Special Value Fund

                  Class A Shares                                      4,847
                  Class B Shares                                        226

           Stock Index Fund                                             864

           Tax Free Money Market Fund                                    91

           U.S. Government Obligations Fund

                  Select Class Shares                                   378
                  Investor Class Shares                                 122

           Value Fund                                                   251

           Federal Money Market Fund                                      0

           Convertible Securities Fund                                    0

THE VICTORY PORTFOLIOS

           LifeChoice Conservative Investor Fund                          0

           LifeChoice Moderate Investor Fund                              0

           LifeChoice Growth Investor Fund                                0


Item 27.   Indemnification


           Article X, Section 10.02 of the Registrant's Delaware Trust Instrument, as amended, incorporated herein as Exhibit 99.B1 hereto, provides for the indemnification of Registrant's Trustees and officers, as follows:


           "SECTION 10.02  INDEMNIFICATION.

     (a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

          (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

          (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b)  No indemnification shall be provided hereunder to a Covered Person:

          (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

          (ii)  in  the  event  of  a  settlement,   unless  there  has  been  a
     determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the

     Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

     Indemnification of the Fund's principal underwriter, custodian, fund accountant, and transfer agent is provided for, respectively, in Section V of the Distribution Agreement incorporated by reference as Exhibit 6(a) hereto, Section 28 of the Custody Agreement incorporated by reference as
     Exhibit 8(a) hereto, Section 5 of the Fund Accounting Agreement incorporated by reference as Exhibit 9(c) hereto, and Section 7 of the Transfer Agency Agreement incorporated by reference as Exhibit 9(b) hereto. Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or

THE VICTORY PORTFOLIOS

     otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28.   Business and Other Connections of Investment Adviser

     Key Asset Management Inc. ("KAM") is the investment adviser to each fund of the Victory Portfolios. KAM is a wholly-owned indirect subsidiary of KeyCorp, a bank holding company which had total assets of approximately $74 billion as of December 31, 1997. KeyCorp is a leading financial institution doing business in 26 states from Maine to Alaska, providing a full array of trust, commercial, and retail banking services. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, mortgage and leasing companies. KAM and its affiliates have over $60 billion in assets under management, and provides a full range of investment management services to personal and corporate clients.

     Lakefront  Capital  Investors,  Inc.  ("Lakefront"),   sub-adviser  of  the
     Lakefront Fund, 127 Public Square, 15th Floor, Cleveland, Ohio 44114, was incorporated in 1991.


     As of June 1, 1998, subject to Shareholder approval, Indocam International Investment Services, S.A. ("IIIS"), will be the sub-adviser to the International Growth Fund. IIIS and its advisory affiliates ("Indocam") are the global asset management component of the Credit Agricole banking and financial services group. Indocam specializes in global asset management and offers its clients a full range of asset management services from offices located in Paris, Hong Kong, Singapore, and Tokyo. As of December 31, 1997, Indocam managed approximately $124 billion for its clients. IIIS is a registered investment adviser with the SEC and also serves as the investment adviser to the France Growth Fund and as subadviser for the BNY Hamilton International Equity Fund and the John Hancock European Equity Fund. Indocam has affiliates which are engaged in the brokerage business. The principal office of IIIS is 9, rue Louis Murat, Paris, France 75008.

     To the knowledge of Registrant, none of the directors or officers of KAM, Lakefront, or IIIS, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of KAM also hold positions with KeyCorp or its subsidiaries.

THE VICTORY PORTFOLIOS

     The principal executive officers and directors of KAM are as follows:

Directors:

     William G. Spears, Senior Managing Director, Chairman and Chief Executive Officer.

     Richard  J.  Buoncore,  Senior  Managing  Director,   President  and  Chief
     Operating Officer .

     Anthony Aveni, Senior Managing Director, Also Chief Investment Officer of Society Asset Management Division.

     Vincent DeP. Farrell, Senior Managing Director. Also Chief Investment Officer of Spears, Benzak, Salomon & Farrell Division ("SBSF").

     Richard E. Salomon, Senior Managing Director. Also Director of Wealth Management, SBSF.

     Gary R. Martzolf, Senior Managing Director.

Other Officers:

     Charles G. Crane, Senior Managing Director and Chief Market Strategist.

     James D. Kacic, Chief Financial Officer, Chief Administrative Officer, and Managing Director.

     Michael Foisel, Assistant Treasurer.

     Michael Stearns, Chief Compliance Officer.

     William J. Blake, Secretary.

     Steven N. Bulloch, Assistant Secretary. Also, Senior Vice President and Senior Counsel of KMC.

     Louis R. Benzak, Senior Managing Director.

     Judith A. Jones, Senior Managing Director.

     Lisa A. Tuckerman, Senior Managing Director.

     Dennis M. Grapo, Senior Managing Director

     Richard A. Janus, Senior Managing Director.

     Kathleen A. Dennis, Senior Managing Director.

     James T. Kitson, Senior Managing Director.

     Timothy R. Ringler, Senior Managing Director.

         The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

         The principal executive officers and directors of Lakefront are as follows:

     Nathaniel E. Carter, President. Also Chief Investment Officer of Lakefront.

     Kenneth A. Louard, Chief Operating Officer.


           The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.


           The principal executive officers and directors of IIIS are as follows:

           Jean-Claude Kaltenbach, Chairman and CEO.

           Ian Gerald McEvatt, Director.

           Claude Doumic, Director.

           Didier Guyot de la Pommeraye, Director.

           Charles Vergnot, Director.

           Eric Jostrom, Director.

           Gerard Sutterlin, Secretary General.

           The business address of each of the foregoing individuals is 9, rue Louis Murat, Paris, France 75008.

THE VICTORY PORTFOLIOS


Item 29.   Principal Underwriter

     (a) BISYS Fund Services, the Registrant's administrator, also acts as the distributor for the following investment companies:

                           American Performance Funds
                              AmSouth Mutual Funds
                               The ARCH Fund, Inc.
                           The BB&T Mutual Funds Group
                               The Coventry Group
                     The Empire Builder Tax Free Bond Fund
                            ESC Strategic Funds, Inc.
                                The Eureka Funds
                              Fountain Square Funds
                             Hirtle Callaghan Trust
                              HSBC Family of Funds
                         The Infinity Mutual Funds, Inc.
                               INTRUST Funds Trust
                                 The Kent Funds
                                   Magna Funds
                             Meyers Investment Trust
                             MMA Praxis Mutual Funds
                                M.S.D. & T. Funds
                              Pacific Capital Funds
                            Parkstone Group of Funds
                          The Parkstone Advantage Fund
                                  Pegasus Funds
                            The Republic Funds Trust
                        The Republic Advisor Funds Trust
                           The Riverfront Funds, Inc.
                      SBSF Funds, Inc. dba Key Mutual Funds
                                  Sefton Funds
                               The Sessions Group
                             Summit Investment Trust
                            Variable Insurance Funds
                           The Victory Variable Funds
                           Vintage Mutual Funds, Inc.

     (b) Directors, officers and partners of BISYS Fund Services, Inc., the General Partner of BISYS Fund Services, as of February 28, 1998 were as follows:

           Lynn J. Mangum, Chairman and CEO.

           Dennis Sheehan, Director, EVP, and Treasurer.

           J. David Huber, President.

           Kevin J. Dell, Vice President and Secretary.

           Mark J. Rybarczyk, Senior Vice President.

           William Tomko, Senior Vice President.

           Michael D. Burns, Vice President.

           David Blackmore, Vice President.

           Steve Ludwig, Compliance Officer.

           Mark Telfer, Compliance Officer.

           Robert Tuch, Assistant Secretary.


           The business address of each of the foregoing individuals is BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43215.

Item 30.   Location of Accounts and Records

     (1) Key Asset Management Inc., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as investment adviser and sub-administrator).

     (2)   Lakefront Capital Investors, Inc., 127 Public Square, Cleveland, Ohio
           44114-1306   (records   relating  to  its   functions  as  investment
           sub-adviser for the Lakefront Fund only).


     (3) Indocam International Investment Services, S.A., 9, rue Louis Murat, Paris, France 75008 (records relating to its functions as investment sub-adviser for the International Growth Fund only).

     (4)   KeyBank  National  Association,  127 Public Square,  Cleveland,  Ohio
           44114-1306   (records   relating  to  its  functions  as  shareholder
           servicing agent).

THE VICTORY PORTFOLIOS

     (5) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator, distributor and fund accountant).

     (6)   State Street Bank and Trust  Company,  225 Franklin  Street,  Boston,
           Massachusetts   02110-3875  (records  relating  to its  functions  as
           transfer agent).

     (7) Boston Financial Data Services, Inc. Two Heritage Drive, Quincy, Massachusetts 02171 (records relating to its functions as dividend disbursing agent and shareholder servicing agent).

     (8) Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as custodian and securities lending agent).

     (9) Morgan Stanley Trust Company, 1585 Broadway, New York, New York 10036 (records relating to its functions as sub-custodian of the Balanced Fund, International Growth Fund, Lakefront Fund, Real Estate Investment Fund, and Convertible Securities Fund).


Item 31.   Management Services

           None.

Item 32.   Undertakings

     (a) Registrant undertakes to call a meeting of shareholders, at the request of holders of 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and undertakes to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

     (b)   Not applicable.

     (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.


NOTICE

A copy of the Delaware Trust Instrument of The Victory Portfolios is on file with the Secretary of State of Delaware and notice is hereby given that this Post-Effective Amendment to the Registrant's Registration Statement has been executed on behalf of the Registrant by officers of, and Trustees of, the Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of The Victory Portfolios individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 31st day of March, 1998.


                                      THE VICTORY PORTFOLIOS


                                      By: /s/Leigh A. Wilson
                                         ---------------------------------------
                                          Leigh A. Wilson, President and Trustee


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 31st day of March, 1998.


/s/ Roger Noall                             Chairman of the Board and Trustee
----------------------
Roger Noall

/s/ Leigh A. Wilson                         President and Trustee
----------------------
Leigh A. Wilson

/s/Thomas E. Line                           Treasurer
----------------------
Thomas E. Line

      *                                     Trustee
----------------------
Robert G. Brown

      *                                     Trustee
----------------------
Edward P. Campbell

      *                                     Trustee
----------------------
Harry Gazelle

      *                                     Trustee
----------------------
Thomas F. Morrissey

      *                                     Trustee
----------------------
H. Patrick Swygert


      *                                     Trustee
----------------------
Frank A. Weil

      *                                     Trustee
----------------------
Eugene J. McDonald


*By: /s/ Carl Frischling
------------------------
      Carl Frischling
      Attorney-in-Fact


     Attorney-in-Fact pursuant to powers of attorney filed with Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A on February 26, 1998 and Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-14 on February 3, 1998.

THE VICTORY PORTFOLIO


                             THE VICTORY PORTFOLIOS

                                INDEX TO EXHIBITS


Exhibit Number



EX-99.B5(d)    Form of Investment Advisory Agreement between the Registrant and
               Key  Asset  Mangement  Inc.  regarding  The Victory International
               Growth Fund.


EX-99.B11(a)   Consent of Kramer, Levin, Naftalis & Frankel

EX-99.B11(b)   Consent of Coopers & Lybrand L.L.P.